Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 21, 2014
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Central Index Key	dei_EntityCentralIndexKey	0001168164
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2014
Prospectus Date	rr_ProspectusDate	Nov. 21, 2014